Common Stock, Warrants and Options (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Number of Options
Beginning Balance	4,950,000	3,950,000
Granted	2,550,000	2,500,000
Cancelled	(2,450,000)	(1,500,000)
Ending Balance	5,050,000	4,950,000
Weighted average exercise price
Beginning Balance	$ 0.07	$ 0.10
Granted	$ 0.05	$ 0.05
Cancelled	$ 0.10	$ 0.10
Ending Balance	$ 0.05	$ 0.07